Property, plant and equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment consist of the following:

2016
	Cost	Accumulated depreciation	Net book value
Generation	$2,613,267	$419,227	$2,194,040
Distribution	2,638,488	462,454	2,176,034
Land	60,868	—	60,868
Equipment and other	139,961	44,700	95,261
Construction in progress
Generation	197,405	—	197,405
Distribution	166,338	—	166,338
	$5,816,327	$926,381	$4,889,946

2015
	Cost	Accumulated depreciation	Net book value
Generation	$2,138,748	$358,200	$1,780,548
Distribution	2,075,059	265,741	1,809,318
Land	23,258	—	23,258
Equipment and other	129,555	37,443	92,112
Construction in progress
Generation	68,265	—	68,265
Distribution	103,669	—	103,669
	$4,538,554	$661,384	$3,877,170

Generation assets include cost of $142,246 (2015 - $158,514) and accumulated depreciation of $39,958 (2015 - $38,507) related to facilities under capital lease or owned by consolidated VIEs. Depreciation expense of facilities under capital lease was $2,117 (2015 - $2,117).

5.	Property, plant and equipment (continued)
On September 16, 2016, Revenu Québec issued a notice of assessment approving the Company's Canadian renewable and conservation expense ("CRCE") refundable tax credit claim for the St Damase wind facility in the amount of $14,086. The Company received the tax credit in cash on October 6, 2016. The tax credit together with interest received was recorded, net of related costs, as a reduction of the related assets. As at December 31, 2016, investment tax credits, CRCE tax credit, government grants and contributions received in aid of construction of $49,794 (2015 - $9,623) have been credited to the cost of the assets.
Water and wastewater distribution assets include expansion costs of $1,000 on which the Company does not currently earn a return.